AST LARGE-CAP CORE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 97.6%
Common Stocks — 94.9%
Aerospace & Defense — 1.1%
General Dynamics Corp.	3,062	$738,493
Howmet Aerospace, Inc.	81,773	2,938,922
Lockheed Martin Corp.	715	315,601
Northrop Grumman Corp.	6,323	2,827,772
Raytheon Technologies Corp.	4,550	450,768
		7,271,556
Air Freight & Logistics — 0.1%
FedEx Corp.	1,400	323,946
United Parcel Service, Inc. (Class B Stock)	1,600	343,136
		667,082
Automobiles — 2.0%
Ford Motor Co.	136,600	2,309,906
Tesla, Inc.*	9,663	10,412,849
Thor Industries, Inc.(a)	3,700	291,190
		13,013,945
Banks — 4.2%
Amalgamated Financial Corp.	6,000	107,820
Bank of America Corp.	129,937	5,356,003
Bar Harbor Bankshares	3,200	91,584
CNB Financial Corp.	6,200	163,184
JPMorgan Chase & Co.	42,203	5,753,113
KeyCorp	21,400	478,932
QCR Holdings, Inc.	1,800	101,862
Regions Financial Corp.	25,500	567,630
SmartFinancial, Inc.	3,700	94,646
Truist Financial Corp.	96,567	5,475,349
U.S. Bancorp	56,582	3,007,333
Wells Fargo & Co.	128,329	6,218,824
		27,416,280
Beverages — 1.8%
Coca-Cola Co. (The)	85,316	5,289,592
Diageo PLC (United Kingdom)	53,992	2,733,561
PepsiCo, Inc.	8,200	1,372,516
Pernod Ricard SA (France)	10,892	2,391,206
		11,786,875
Biotechnology — 2.4%
AbbVie, Inc.	48,903	7,927,665
Gilead Sciences, Inc.	7,166	426,019
Regeneron Pharmaceuticals, Inc.*	4,642	3,242,065
Vertex Pharmaceuticals, Inc.*	16,672	4,350,892
		15,946,641
Building Products — 1.1%
Armstrong World Industries, Inc.	2,400	216,024
Carlisle Cos., Inc.	1,400	344,288
Johnson Controls International PLC	46,454	3,045,989
Masco Corp.	38,004	1,938,204
Trane Technologies PLC	12,971	1,980,671
		7,525,176
	Shares	Value
Common Stocks (continued)
Capital Markets — 3.5%
Ameriprise Financial, Inc.	11,059	$3,321,681
Bank of New York Mellon Corp. (The)	5,000	248,150
Blackstone, Inc.	9,759	1,238,807
Carlyle Group, Inc. (The)	4,000	195,640
Charles Schwab Corp. (The)	22,206	1,872,188
Goldman Sachs Group, Inc. (The)	16,039	5,294,474
Morgan Stanley	40,522	3,541,623
Nasdaq, Inc.	17,620	3,139,884
Piper Sandler Cos.	700	91,875
Raymond James Financial, Inc.	1,964	215,863
S&P Global, Inc.	5,400	2,214,972
State Street Corp.	9,700	845,064
Stifel Financial Corp.	9,300	631,470
		22,851,691
Chemicals — 2.2%
CF Industries Holdings, Inc.	11,100	1,143,966
Dow, Inc.	22,293	1,420,510
DuPont de Nemours, Inc.	60,513	4,452,546
Eastman Chemical Co.	14,687	1,645,825
PPG Industries, Inc.	22,298	2,922,599
Sherwin-Williams Co. (The)	7,050	1,759,821
Westlake Corp.	9,064	1,118,498
		14,463,765
Communications Equipment — 0.1%
Cisco Systems, Inc.	9,556	532,843
Ubiquiti, Inc.(a)	495	144,124
		676,967
Construction & Engineering — 0.0%
API Group Corp.*	7,000	147,210
EMCOR Group, Inc.	814	91,681
		238,891
Construction Materials — 0.2%
Eagle Materials, Inc.	3,300	423,588
Vulcan Materials Co.	5,363	985,183
		1,408,771
Consumer Finance — 0.4%
Ally Financial, Inc.	2,400	104,352
American Express Co.	400	74,800
Capital One Financial Corp.	15,051	1,976,046
Enova International, Inc.*	2,100	79,737
Synchrony Financial	6,800	236,708
		2,471,643
Containers & Packaging — 0.7%
Ball Corp.	18,942	1,704,780
Crown Holdings, Inc.	23,230	2,905,841
		4,610,621
Distributors — 0.3%
Genuine Parts Co.	4,520	569,610
LKQ Corp.	37,134	1,686,255
		2,255,865
A1

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc. (Class B Stock)*	7,530	$2,657,412
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc.	55,221	2,812,958
Electric Utilities — 1.4%
American Electric Power Co., Inc.	13,452	1,342,106
Edison International	1,100	77,110
Exelon Corp.	2,000	95,260
NextEra Energy, Inc.	62,505	5,294,799
PPL Corp.	13,700	391,272
Xcel Energy, Inc.	27,559	1,988,933
		9,189,480
Electrical Equipment — 1.8%
Acuity Brands, Inc.	918	173,777
AMETEK, Inc.	23,535	3,134,391
Atkore, Inc.*	18,908	1,861,304
Eaton Corp. PLC	33,578	5,095,797
Emerson Electric Co.	12,958	1,270,532
Encore Wire Corp.	2,100	239,547
Hubbell, Inc.	1,700	312,409
		12,087,757
Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	35,200	1,299,232
Jabil, Inc.	4,600	283,958
TD SYNNEX Corp.	802	82,774
TE Connectivity Ltd. (Switzerland)	16,678	2,184,485
Zebra Technologies Corp. (Class A Stock)*	4,300	1,778,910
		5,629,359
Energy Equipment & Services — 0.4%
Baker Hughes Co.	27,099	986,675
Halliburton Co.	35,498	1,344,309
Schlumberger NV	4,600	190,026
		2,521,010
Entertainment — 1.3%
Electronic Arts, Inc.	25,690	3,250,042
Netflix, Inc.*	5,680	2,127,671
Take-Two Interactive Software, Inc.*	1,100	169,114
Walt Disney Co. (The)*	23,900	3,278,124
		8,824,951
Equity Real Estate Investment Trusts (REITs) — 2.5%
American Campus Communities, Inc.	3,000	167,910
American Tower Corp.	15,162	3,808,998
Equinix, Inc.	3,403	2,523,733
Prologis, Inc.	34,593	5,586,077
Public Storage	300	117,084
Rayonier, Inc.	36,935	1,518,767
SBA Communications Corp.	4,300	1,479,630
Simon Property Group, Inc.	2,300	302,588
Weyerhaeuser Co.	19,700	746,630
		16,251,417
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing — 0.9%
Albertson’s Cos., Inc. (Class A Stock)	9,600	$319,200
Costco Wholesale Corp.	7,213	4,153,606
Kroger Co. (The)	6,300	361,431
Walgreens Boots Alliance, Inc.	3,100	138,787
Walmart, Inc.	6,090	906,923
		5,879,947
Food Products — 1.0%
Archer-Daniels-Midland Co.	5,000	451,300
Danone SA (France)	11,399	630,370
Ingredion, Inc.(a)	2,500	217,875
Kraft Heinz Co. (The)	26,400	1,039,896
Mondelez International, Inc. (Class A Stock)	23,840	1,496,675
Sanderson Farms, Inc.	1,000	187,490
Tyson Foods, Inc. (Class A Stock)	29,077	2,606,172
		6,629,778
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	15,145	1,792,562
Baxter International, Inc.	9,600	744,384
Becton, Dickinson & Co.	13,618	3,622,388
Boston Scientific Corp.*	72,086	3,192,689
Hologic, Inc.*	9,700	745,154
Intuitive Surgical, Inc.*	6,853	2,067,413
Medtronic PLC	44,664	4,955,471
		17,120,061
Health Care Providers & Services — 2.2%
Anthem, Inc.	3,629	1,782,638
Centene Corp.*	46,368	3,903,722
Cigna Corp.	8,397	2,012,005
CVS Health Corp.	25,600	2,590,976
HCA Healthcare, Inc.	1,899	475,927
Molina Healthcare, Inc.*	800	266,872
UnitedHealth Group, Inc.	6,158	3,140,395
		14,172,535
Hotels, Restaurants & Leisure — 1.9%
Hilton Worldwide Holdings, Inc.*	1,200	182,088
Marriott International, Inc. (Class A Stock)*	14,374	2,526,231
McDonald’s Corp.	23,375	5,780,170
Starbucks Corp.	25,620	2,330,651
Wyndham Hotels & Resorts, Inc.	2,500	211,725
Yum! Brands, Inc.	14,693	1,741,561
		12,772,426
Household Durables — 0.2%
PulteGroup, Inc.	22,100	925,990
Toll Brothers, Inc.	12,700	597,154
		1,523,144
Household Products — 0.6%
Colgate-Palmolive Co.	27,404	2,078,046
Kimberly-Clark Corp.	12,233	1,506,616

A2

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Products (cont’d.)
Procter & Gamble Co. (The)	2,900	$443,120
		4,027,782
Independent Power & Renewable Electricity Producers — 0.4%
AES Corp. (The)	92,621	2,383,138
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	24,393	4,746,390
Roper Technologies, Inc.	700	330,561
		5,076,951
Insurance — 1.6%
Aflac, Inc.	15,700	1,010,923
American International Group, Inc.	3,200	200,864
Arch Capital Group Ltd.*	42,400	2,053,008
Chubb Ltd.	16,921	3,619,402
Hartford Financial Services Group, Inc. (The)	4,500	323,145
Kinsale Capital Group, Inc.	400	91,208
Markel Corp.*	260	383,562
MetLife, Inc.	16,787	1,179,790
Progressive Corp. (The)	9,736	1,109,807
Reinsurance Group of America, Inc.	5,400	591,084
		10,562,793
Interactive Media & Services — 6.7%
Alphabet, Inc. (Class A Stock)*	10,043	27,933,098
Alphabet, Inc. (Class C Stock)*	4,320	12,065,717
Meta Platforms, Inc. (Class A Stock)*	12,018	2,672,323
Snap, Inc. (Class A Stock)*	37,158	1,337,316
		44,008,454
Internet & Direct Marketing Retail — 2.9%
Amazon.com, Inc.*	5,036	16,417,108
Duluth Holdings, Inc. (Class B Stock)*	45,200	552,796
eBay, Inc.	30,200	1,729,252
Liquidity Services, Inc.*	10,500	179,760
		18,878,916
IT Services — 5.1%
Accenture PLC (Class A Stock)	11,154	3,761,463
Amdocs Ltd.	35,193	2,893,216
Automatic Data Processing, Inc.	7,414	1,686,982
Cognizant Technology Solutions Corp. (Class A Stock)	6,203	556,223
Concentrix Corp.	500	83,280
Fidelity National Information Services, Inc.	28,200	2,831,844
Fiserv, Inc.*	21,406	2,170,568
FleetCor Technologies, Inc.*	3,432	854,774
Gartner, Inc.*	4,200	1,249,332
Mastercard, Inc. (Class A Stock)	26,076	9,319,041
Shopify, Inc. (Canada) (Class A Stock)*	1,133	765,863
Visa, Inc. (Class A Stock)	34,400	7,628,888
		33,801,474
Leisure Products — 0.0%
Smith & Wesson Brands, Inc.	9,400	142,222
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services — 3.0%
Bio-Rad Laboratories, Inc. (Class A Stock)*	1,900	$1,070,137
Danaher Corp.	16,673	4,890,691
ICON PLC (Ireland)*	12,871	3,130,485
Illumina, Inc.*	3,645	1,273,563
IQVIA Holdings, Inc.*	10,152	2,347,244
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	21,761	767,510
Thermo Fisher Scientific, Inc.	9,323	5,506,630
Waters Corp.*	2,220	689,066
		19,675,326
Machinery — 1.8%
Altra Industrial Motion Corp.	4,100	159,613
Caterpillar, Inc.	1,300	289,666
Crane Co.	900	97,452
Cummins, Inc.	1,342	275,258
Deere & Co.	10,567	4,390,166
Dover Corp.	1,400	219,660
Fortive Corp.	22,892	1,394,809
Hillenbrand, Inc.	5,823	257,202
Ingersoll Rand, Inc.	8,900	448,115
Mueller Industries, Inc.	4,300	232,931
Otis Worldwide Corp.	4,400	338,580
PACCAR, Inc.	24,300	2,140,101
Parker-Hannifin Corp.	1,779	504,809
Stanley Black & Decker, Inc.(a)	5,583	780,448
		11,528,810
Media — 0.7%
Cable One, Inc.	618	904,900
Comcast Corp. (Class A Stock)	72,199	3,380,357
		4,285,257
Metals & Mining — 0.6%
Freeport-McMoRan, Inc.	48,002	2,387,620
Nucor Corp.	3,300	490,545
Reliance Steel & Aluminum Co.	2,975	545,466
Steel Dynamics, Inc.	6,723	560,900
		3,984,531
Multiline Retail — 1.0%
Dollar General Corp.	11,142	2,480,544
Target Corp.	18,760	3,981,247
		6,461,791
Multi-Utilities — 0.3%
DTE Energy Co.	1,700	224,757
Public Service Enterprise Group, Inc.	22,100	1,547,000
		1,771,757
Oil, Gas & Consumable Fuels — 3.0%
APA Corp.	12,335	509,806
Cheniere Energy, Inc.	9,100	1,261,715
Chevron Corp.	17,000	2,768,110
ConocoPhillips	47,021	4,702,100
EOG Resources, Inc.	25,100	2,992,673

A3

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Exxon Mobil Corp.	42,600	$3,518,334
Hess Corp.	2,900	310,416
Kinder Morgan, Inc.	4,500	85,095
Marathon Oil Corp.	15,000	376,650
Marathon Petroleum Corp.	2,900	247,950
Pioneer Natural Resources Co.	12,102	3,025,863
		19,798,712
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,913	1,065,588
Pharmaceuticals — 4.8%
Bristol-Myers Squibb Co.	78,548	5,736,360
Eli Lilly & Co.	19,659	5,629,748
Johnson & Johnson	50,983	9,035,717
Merck & Co., Inc.	68,764	5,642,086
Pfizer, Inc.	74,395	3,851,429
Zoetis, Inc.	9,569	1,804,618
		31,699,958
Professional Services — 0.3%
Korn Ferry	8,500	551,990
Leidos Holdings, Inc.	12,579	1,358,784
ManpowerGroup, Inc.	1,100	103,312
		2,014,086
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	6,500	594,880
Road & Rail — 1.4%
AMERCO	1,320	787,961
Canadian Pacific Railway Ltd. (Canada)(a)	30,536	2,520,441
Norfolk Southern Corp.	13,315	3,797,704
Old Dominion Freight Line, Inc.	2,023	604,230
Uber Technologies, Inc.*	37,079	1,322,979
		9,033,315
Semiconductors & Semiconductor Equipment — 5.4%
Advanced Micro Devices, Inc.*	36,557	3,997,142
Analog Devices, Inc.	31,969	5,280,639
Applied Materials, Inc.	645	85,011
Broadcom, Inc.	5,782	3,640,810
Diodes, Inc.*	900	78,291
Intel Corp.	39,123	1,938,936
KLA Corp.	1,674	612,785
Lam Research Corp.	600	322,566
Microchip Technology, Inc.	29,200	2,194,088
Micron Technology, Inc.	1,700	132,413
NVIDIA Corp.	7,800	2,128,308
NXP Semiconductors NV (China)	33,483	6,197,034
ON Semiconductor Corp.*	19,600	1,227,156
QUALCOMM, Inc.	23,707	3,622,904
Texas Instruments, Inc.	22,555	4,138,391
		35,596,474
Software — 8.9%
Adobe, Inc.*	9,701	4,419,970
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Black Knight, Inc.*	14,400	$835,056
Ceridian HCM Holding, Inc.*	5,535	378,373
Manhattan Associates, Inc.*	512	71,019
Microsoft Corp.	143,699	44,303,839
Oracle Corp.	26,849	2,221,218
salesforce.com, Inc.*	10,355	2,198,573
SS&C Technologies Holdings, Inc.	21,200	1,590,424
Synopsys, Inc.*	6,871	2,289,898
Verint Systems, Inc.*	3,500	180,950
		58,489,320
Specialty Retail — 1.7%
Asbury Automotive Group, Inc.*	2,600	416,520
AutoNation, Inc.*	2,165	215,591
AutoZone, Inc.*	90	184,012
Group 1 Automotive, Inc.	1,400	234,962
Home Depot, Inc. (The)	10,533	3,152,843
Lowe’s Cos., Inc.	11,088	2,241,883
O’Reilly Automotive, Inc.*	2,372	1,624,725
Ross Stores, Inc.	10,590	957,971
Tractor Supply Co.	9,597	2,239,652
		11,268,159
Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	174,149	30,408,157
HP, Inc.	5,779	209,778
Pure Storage, Inc. (Class A Stock)*	2,200	77,682
		30,695,617
Textiles, Apparel & Luxury Goods — 0.9%
LVMH Moet Hennessy Louis Vuitton SE (France)	3,245	2,312,752
NIKE, Inc. (Class B Stock)	23,541	3,167,677
PVH Corp.	1,300	99,593
Ralph Lauren Corp.	1,800	204,192
Tapestry, Inc.	4,387	162,977
		5,947,191
Trading Companies & Distributors — 0.0%
Boise Cascade Co.	3,500	243,145

Total Common Stocks (cost $554,119,312)		623,713,651
Exchange-Traded Funds — 2.7%
iShares Core S&P 500 ETF	18,763	8,512,585
SPDR S&P 500 ETF Trust	19,628	8,864,790

Total Exchange-Traded Funds (cost $16,878,842)		17,377,375

Total Long-Term Investments (cost $570,998,154)		641,091,026

A4

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Short-Term Investments — 2.9%
Affiliated Mutual Fund — 0.6%
PGIM Institutional Money Market Fund (cost $3,730,120; includes $3,729,287 of cash collateral for securities on loan)(b)(we)	3,733,931	$3,730,570

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
0.399%	06/16/22	500	499,556
(cost $499,580)

	Shares
Unaffiliated Fund — 2.2%
Dreyfus Government Cash Management (Institutional Shares)	14,897,876	14,897,876
(cost $14,897,876)

Total Short-Term Investments (cost $19,127,576)		19,128,002

TOTAL INVESTMENTS—100.5% (cost $590,125,730)		660,219,028

Liabilities in excess of other assets(z) — (0.5)%		(2,967,880)

Net Assets — 100.0%		$657,251,148

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,590,776; cash collateral of $3,729,287 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
45	S&P 500 E-Mini Index	Jun. 2022	$10,194,188	$64,557
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5